9. FAIR VALUE MEASUREMENT (Details - Level 3) (USD $)	12 Months Ended		6 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Derivative liabilities	$ 3,588,239	$ 3,588,615		$ 3,588,239
Recorded new derivative liabilities	0	0
Change in estimated fair value recognized in results of operations	5,729,780	(44,705)
Reclassification of derivative liability to paid in capital	1,361,048	44,329
Derivative liabilities	10,679,067	3,588,239
Fair Value Inputs Level 3 [Member]
Derivative liabilities	3,588,239		10,679,067	3,588,239
Recorded new derivative liabilities			0	0
Change in estimated fair value recognized in results of operations			0	2,382,877
Reclassification of derivative liability to paid in capital			10,679,067	106,501
Derivative liabilities			$ 0	$ 5,864,615